Debt	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Debt Disclosure [Abstract]
Debt

NOTE 6 – DEBT

	September 26, 2020	December 28, 2019
Jackson Investment Group - related party	$35,740	$38,278
PPP Loans	19,395	-
HSBC Term Loan	2,118	1,035
Total Debt, Gross	57,253	39,313
Less: Debt Discount and Deferred Financing Costs	(32)	(497)
Total Debt, Net	57,221	38,816
Less: Non Current Portion	(42,362)	(360)
Total Current Debt, Net	$14,859	$38,456

Jackson Debt

On August 29, 2019, the Company entered into a Fourth Omnibus Amendment and Reaffirmation Agreement with Jackson, as lender, which, among other things, amends the Existing Note Purchase Agreement. Pursuant to this Existing Note Purchase Agreement, the Company agreed to issue and sell to Jackson a 18% Senior Secured Note due December 31, 2019 in the aggregate principal amount of $2,538. All accrued and unpaid interest on the outstanding principal balance of this term note was due and payable monthly on the first day of each month, beginning on October 1, 2019. Pursuant to the terms of this term note, if this term note was not repaid by December 31, 2019, the Company was required to issue 100,000 shares of its common stock to Jackson on a monthly basis until this term note is fully repaid, subject to certain exceptions to comply with Nasdaq listing standards. The Company has booked additional expense of $0 and $324 related to the issuances of 0 and 500,000 shares of common stock to Jackson for the period Q3 2020 and Q3 2020 YTD, respectively. The Company paid the $2,538 loan in full on May 28, 2020.

On October 26, 2020, the Company entered into the Amended Note Purchase Agreement and the Jackson Note with Jackson, which amended and restated the Existing Note Purchase Agreement.  The Amended Note Purchase Agreement refinances an aggregate of $35.7 million of debt provided by Jackson, extending the due and payable of this to September 30, 2022. In connection with the amendment and restatement, the Company paid Jackson an amendment fee of $488 in the fourth quarter.

Under the terms of the Amended Note Purchase Agreement and Jackson Note, the Company is required to pay interest on the debt at a per annum rate of 12%. The interest is payable monthly in cash; provided that, the Company may elect to pay up to 50% of monthly interest in-kind (“PIK Interest”) by adding such PIK Interest to the outstanding principal balance of the Jackson Note. For any month that the Company elects to pay interest in-kind, the Company is required to pay Jackson a fee in shares of our common stock (“PIK Fee Shares”) in an amount equal to $25 divided by the average closing price, as reported by Nasdaq, of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date. If such average market price is less than $0.50, or is otherwise undeterminable because such shares of common stock are no longer publicly traded or the closing price is no longer reported by Nasdaq, then the average closing price for these purposes shall be deemed to be $0.50, and if such average closing price is greater than $3.50, then the average closing price for these purposes shall be deemed to be $3.50. For the period of November 2020 through and including March 2021, each monthly interest due and payable shall be reduced by $166, and for the period commencing May 2021 through and including September 2021, each monthly interest due and payable shall be increased by $166.

Under the terms of the Amended Note Purchase Agreement, the Company is required to make a mandatory prepayment of the principal amount of the Jackson Note of not less than $3,000 no later January 31, 2021. This amount has been reflected as a current liability as of the quarter ended September 26, 2020. The entire outstanding principal balance of the Jackson Note shall be due and payable on September 30, 2022.  The debt continues to be secured by substantially of the Company’s domestic subsidiaries’ assets pursuant to the Amended and Restated Security Agreement with Jackson, dated September 15, 2017.

The Amended Note Purchase Agreement includes certain financial customary covenants, including a leverage ratio covenant. As of September 26, 2020, any non-compliance of the covenants was waived with the refinancing in October 2020. For more information, see Note 13.

The Company has presented the Jackson term note refinanced in October 2020 within long term liabilities in accordance with ASC 470 which provides that the short term obligation as of September 26, 2020 can be excluded from current liabilities as the Company has demonstrated the ability to refinance the short term obligation on a long term basis by virtue of the October 26, 2020 debt amendment.

HSBC Loan

On April 20, 2020, the terms of the loan with HSBC was amended whereby no capital repayments will be made between April 2020 to September 2020, and only interest payments will be made during this time.  On May 15, 2020, the Company entered into a 3 year term loan with HSBC in the UK for £1,000.

NOTE 10 – DEBT

	Fiscal 2019	Fiscal 2018

Jackson Investment Group - related party	38,278	35,740
HSBC Term Loan	1,035	1,653
Total Debt	39,313	37,393

Less Deferred Financing Costs	(497)	(1,171)

Total Debt, Net	38,816	36,222

Less: Total Current Debt, Net	(38,456)	(657)

Total Long-Term Debt	$360	$35,565

Jackson Note – Related Party

On September 15, 2017, the Company entered into a $40,000 note agreement with Jackson. The proceeds of the sale of the secured note were used to repay the existing subordinated notes previously issued to Jackson pursuant to the existing note purchase agreement in the aggregate principal amount of $11,165 and to fund a portion of the purchase price consideration of the Firstpro Acquisition and the CBS Butler Acquisition and repay certain other outstanding indebtedness of the Company. The maturity date for the amounts due under the Jackson Note is September 15, 2020.  The Jackson Note will accrue interest at 12% per annum, due quarterly on January 1, April 1, July 1 and October 1 in each year, with the first such payment due on January 1, 2018. Interest on any overdue payment of principal or interest due under the Jackson Note will accrue at a rate per annum that is 5% in excess of the rate of interest otherwise payable thereunder.

The Company paid a closing fee of $1,000 in connection with its entry into the A&R Note Purchase Agreement and agreed to issue 450,000 shares of the Company’s common stock as a closing commitment fee. These shares are subject to registration rights in favor of Jackson which was included in a new resale registration statement which was filed by the Company on November 1, 2017. The Jackson Note resulted in the extinguishment of the old notes of $11,165 and recording of the new debt of $40,000 at fair value.

Immediately prior to closing the Jackson Note, Jackson owned 526,697 shares of common stock and 905,508 warrants.

On August 27, 2018, Company entered into an amended agreement with Jackson, pursuant to which the note purchase agreement dated as of September 15, 2017 was amended and made a new senior debt investment of approximately $8,428. Terms of the additional investment are the same as the Jackson Note. From the proceed of the additional investment, the Company paid a closing fee of $280 and legal fees of $39 and issued 192,000 shares of the Company’s common stock as a closing commitment fee.

In connection with the additional investment, the Company entered into Amendment No. 1 to Amended and Restated Warrant Agreement (“Warrant Agreement”) with Jackson.  The Warrant Amendment amended that certain Amended and Restated Warrant Agreement with Jackson, dated as of April 25, 2018 (the “Warrant”), to reduce the exercise price of the Warrant from $5.00 per share to $3.50 per share. The incremental fair value of repricing the Warrant to $3.50 per share is $135 and was recognized as deferred financing costs to be amortized over the term of the loan.

Debt Exchange Agreement

On November 15, 2018 the Company, entered into a Debt Exchange Agreement (the “Exchange Agreement”) with Jackson, pursuant to which, among other things, Jackson agreed to exchange $13,000 (the “Exchange Amount”) of indebtedness of the Company held by Jackson in exchange for 13,000 shares of a newly created class of preferred stock designated as the Series E Convertible Preferred Stock, par value $0.00001 per share, of the Company (the “Series E Preferred Stock”). The Company evaluated the accounting for the conversion of debt to preferred stock and concluded this conversion is a troubled debt restructuring. Accordingly, the issuance of the Series E Preferred Stock to Jackson in full settlement of the $13,000 in debt is accounted for similar to the transfer of assets, with the equity interest being measured at its fair value, less legal fees and other direct costs. ASC 470-60 requires that the excess of the carrying amount of the payable over the fair value of the assets or equity interest transferred be recognized as a gain. However, given that Jackson is a related party, ASC 470-50-40-2 states that this type of restructuring is in essence a capital transaction. As a result, no gain was recorded. Instead, the difference between the fair value of the Preferred Stock and Term Loan being extinguished was recorded within additional paid in capital. The Company recorded a total of $12,214 related to this conversion, net of legal fees and other direct costs including the write off of $445 in deferred financing costs related to the $13,000 debt.

The Series E Preferred Stock ranks senior to the Company’s common stock and any other series or classes of preferred stock now or after issued or outstanding with respect to dividend rights and rights on liquidation, winding up and dissolution.  Each share of Series E Preferred Stock is initially convertible into 561 shares of common stock of the Company at any time after October 31, 2020 or the occurrence of a Preferred Default (as defined in the Certificate of Designation for the Series E Preferred Stock).  A holder of Series E Preferred Stock is not required to pay any additional consideration in exchange for conversion of such Series E Preferred Stock into the Company’s common stock.  Series E Preferred Stock is redeemable by the Company at any time at a price per share equal to the stated value ($1,000 per share) plus all accrued and unpaid dividends thereon.

The Series E Preferred Stock carries quarterly dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance and (ii) 17% after the occurrence of a Preferred Default, and (b) a dividend payable in shares of Series E-1 Convertible Preferred Stock.  The shares of Series E-1 Preferred Stock have all the same terms, preferences and characteristics as the Series E  Preferred Stock (including, without limitation, the right to receive cash dividends), except (i) Series E-1 Convertible Preferred Stock are mandatorily redeemable by the Company within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or November 15, 2020, for a cash payment equal to the Liquidation Value (as defined in the Certificate of Designation for the Series E Preferred Stock) plus any accrued and unpaid dividends thereon, (ii) each share of Series E-1 Preferred Stock is initially convertible into 602 shares of the Company’s common stock, and (iii) Series E-1 Convertible Preferred Stock may be cancelled and extinguished by the Company if all shares of Series E Preferred Stock are redeemed by the Company on or prior to October 31, 2020.

In connection with the debt exchange agreement with Jackson on November 15, 2018, the Company entered into Amendment No. 2 to the Amended and Restated Warrant Agreement with Jackson, where by the exercise price of the Warrant was reduced from $3.50 per share to $1.66 per share and the period within which the Warrant may be exercised was extended from January 26, 2022 to January 26, 2024. The Company calculated the $357 incremental fair value by calculating the fair value of the warrants immediately before and immediately after the modification and recorded this in additional paid in capital.

On August 29, 2019, the Company, entered into a Fourth Omnibus Amendment and Reaffirmation Agreement with Jackson, as lender, which, among other things, amends the Amended and Restated Note Purchase Agreement, dated as of September 15, 2017. Pursuant to this agreement, the Company agreed to issue and sell to Jackson a 18% Senior Secured Note due December 31, 2019 in the aggregate principal amount of $2,538. All accrued and unpaid interest on the outstanding principal balance of this term note will be due and payable monthly on the first day of each month, beginning on October 1, 2019. Pursuant to the terms of this note, if this term note is not repaid by December 31, 2019, the Company will be required to issue 100,000 shares of its common stock to Jackson on a monthly basis until this term note is fully repaid, subject to certain exceptions to comply with Nasdaq listing standards. This note and all accrued interest remains unpaid. The Company has issued 500,000 shares to Jackson subsequent Fiscal 2019 year end.

The Jackson Note includes certain financial customary covenants, including a leverage ratio covenant. As of December 28, 2019, the Company was not in compliance with all covenants. On May 5, 2020, the Company received a waiver from Jackson curing the non-compliance as of March 30, 2020 and December 28, 2019, the past due interest payments that were due on October 1, 2019, January 1, 2020 and April 1, 2020 and the non payment of the $2,538 loan that was due on December 31, 2019. The Company has been making penalty payments of 100,000 shares monthly for the $2,538 loan that remains unpaid at the date of this filing.

HSBC Loan

On April 20, 2020, the terms of the loan with HSBC was amended whereby no capital repayments will be made between April 2020 to September 2020, and only interest payments will be made during this time.  Further, the Company is currently working with HSBC in the UK for an additional £1,000 term loan.